Right of Use Asset (Tables)	12 Months Ended
Jun. 30, 2026
Right of Use Asset [Abstract]
Schedule of Right of Use Asset
	30 June 2026 $	30 June 2025 $
Cost	53,298	54,863
Accumulated amortisation	(41,796)	(31,998)
	11,502	22,865

	30 June 2026 $	30 June 2025 $
Balance at beginning of year	22,865	30,871
Additions	-	-
Amortisation	(10,953)	(10,161)
Foreign exchange	(410)	2,155
Balance at end of the year	11,502	22,865